UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D/A
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
September 21, 2007 to October 22, 2007

Commission File Number of issuing entity:	333-133770-03

Volkswagen Auto Lease Trust 2006-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-133770

Volkswagen Auto Lease/Loan Underwritten Funding, LLC

(Exact name of depositor as specified in its charter)

Delaware	38-6738618
Delaware	11-365048-3

State or other jurisdiction of incorporation	(I.R.S. Employer Identification Nos. for issuing
or organization of the issuing entity	entity and depositor, respectively)

3800 Hamlin Road, Auburn Hills, Michigan	48326

(Address of principal executive offices of the	(Zip Code)
issuing entity)
(248) 754-5000

(Telephone number, including area code)

(Former name, former address, if changed since last report)

Title of class	Registered/reporting pursuant to (check one)			Name of exchange
	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Auto Lease Asset	☐	☐	☑

Backed Notes,
Series 2006-A,
Class A-1 Notes,
Class A-2 Notes,
Class A-3 Notes and
Class A-4 Notes
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

PART I—DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.
     On November 2, 2007, an error was discovered in the Monthly Servicer’s Certificate filed on October 22, 2007. Line 113, the Actual Monthly Prepayment Speed, was incorrectly reported on the Monthly Servicer’s Certificate. On November 16, 2007, a restated version of the Monthly Servicer’s Certificate was delivered to the Indenture Trustee.
     This amendment to the Form 10-D is being filed in order to replace the exhibit 99.1 that was attached to original Form 10-D filing with a corrected Monthly Servicer’s Certificate.
PART II—OTHER INFORMATION

Item 2.	Legal Proceedings.
     Not applicable

Item 3.	Sales of Securities and Use of Proceeds.
     Not applicable

Item 4.	Defaults Upon Senior Securities.
     Not applicable

Item 5.	Submission of Matters to a Vote of Security Holders.
     Not applicable

Item 6.	Significant Obligors of Pool Assets.
     Not applicable

Item 7.	Significant Enhancement Provider Information.
     Not applicable

Item 8.	Other Information.
     Not applicable

Item 9.	Exhibits.
     Exhibit 99.1 Monthly Distribution Report

Signature
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

November 20, 2007	VOLKSWAGEN AUTO LEASE TRUST 2006-A

By VW Credit, Inc. as Servicer

	By:	/s/ Dennis Tack

	Name:	Dennis Tack
	Title:	Controller

Exhibit Index

Exhibit No.	Description

Exhibit 99.1	Monthly Distribution Report